Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

The Company did not grant any stock options, SARs or similar option-like instruments during Fiscal 2024. Accordingly, in 2024 the Company did not have any specific policy or practice on the timing of the grant of such options or option-like instruments relative to the Company’s disclosure of material nonpublic information.

Award Timing Method	Accordingly, in 2024 the Company did not have any specific policy or practice on the timing of the grant of such options or option-like instruments relative to the Company’s disclosure of material nonpublic information.
Award Timing MNPI Considered	true